Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2025
Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

The preparation of the financial statements requires management to make estimates and assumptions and exercise significant judgements that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, net trading income and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates and significant judgment determined by the Group that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Accounting for cryptoassets held on behalf of users:

IFRS does not define the accounting treatment for cryptoassets and more specifically, the accounting for cryptoassets held on behalf of users. The Company considered the guidance of IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors that allows an entity to consider the most recent pronouncements of other standard-setting bodies, other accounting literature and accepted industry practice.

The Company’s cryptoassets are primarily traded in active trading platforms and are purchased with the intent to resell in the near future, generating a profit from the fluctuations in prices or margins. As a result, the Company has determined that its holding of cryptoassets should be accounted for under IAS 2, Inventories, as it meets the definition of a broker-trader.

In addition, since cryptoassets are not considered financial assets under IFRS, such contracts are in the scope of IFRS 15. The Company believes that IFRS 15 is the appropriate standard to apply with respect to its cryptoasset holdings on behalf of its users, including whether the assets should be presented on or off-balance sheet.

The Company considered the relevant indicators mentioned in the accounting literature in order to determine whether the cryptoassets shall be presented on or off-balance sheet. The Company analysed each of these indicators in the context of its cryptocurrency custody practices, the Company’s user agreements and certain legal analysis received from the Company’s advisors. After considering those indicators, including the fact that (a) the users have title to those cryptoassets; (b) the cryptoassets are segregated from the Company’s cryptoassets and held in omnibus accounts; and (c) the Company’s creditors cannot use the cryptoassets held on behalf of the users in a case of Company’s insolvency or other debt restructuring.

The Company has also considered IFRS 15 and analyzed whether control has been transferred to users upon the transfer of the cryptoassets to omnibus accounts (the payment is received from the user, the user has legal title, the user has significant risks and rewards from owning the cryptoasset). Accordingly, the Company concluded that the cryptoassets held on behalf of the users shall be off-balance sheet. (see note 18 below).

-	Fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon grant date by an acceptable option pricing model. The inputs to the model include the estimated fair value of the underlying common share price, and assumptions regarding risk-free interest rate, expected volatility, expected term of the share option and expected dividend yield.

-	Uncertain tax positions:

The assessment of amounts of current and deferred taxes requires the Group’s management to take into consideration uncertainties that its tax position will be accepted and of incurring any additional tax expenses. This assessment is based on estimates and assumptions based on interpretation of tax laws and regulations, and the Group’s past experience. It is possible that new information will become known in future periods that will cause the final tax outcome to be different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.